Convertible Notes Payable (Details Narrative) - USD ($)		1 Months Ended				9 Months Ended	12 Months Ended
	Apr. 20, 2022	May 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 25, 2021
Short-Term Debt [Line Items]
Convertible notes payable		$ 3,150,000	$ 525,000	$ 525,000				$ 525,000
Accured interest			$ 35,496	$ 32,856				32,856
Debt conversion converted shares			186,832	200,000
Debt instrument, conversion price			$ 3.00			$ 2.79
Debt conversion description		The 2021 Notes were issued with an Original Issue Discount (“OID”) of five percent (5%), a term of six months, an annual interest rate of eight percent (8%) and convertible into shares of the Company’s common stock at a conversion price of $6.00 per share
Debt conversion converted warrants		525,000
Interest expense							$ 1,736,106	$ 116,802
Original issues discounts									$ 22,300
Warrant and beneficial conversion features							1,446,530
Common stock issued in public offering, shares								1,146,000
Common stock issued in public offering							28,318,314	$ 489,000
Original issuance discount						500.00%
Legal fees						$ 10,000
Warrants term						5 years
Warrant exercise price						$ 2.79
Convertible Promissory Notes One [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 1,500,000	$ 2,500,000
Accured interest					$ 125,000
Debt conversion description		The 2021 Notes were issued with an Original Issue Discount (“OID”) of five percent (5%), a term of six months, an annual interest rate of eight percent (8%) and convertible into shares of the Company’s common stock at a conversion price of $6.00 per share.
Debt conversion converted warrants	1,100,000
Convertible Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 500,000	$ 500,000
Accured interest					125,000
Debt conversion converted warrants	360,000
Convertible Promissory Notes Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 150,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Accured interest					$ 250,000		35,496
Debt conversion converted shares					100,000
Interest expense						$ 1,124,371	1,736,106
Amortization of debt discount							1,604,031
Original issues discounts							157,500
Warrant and beneficial conversion features							$ 1,446,530
Notes payable, maturity date	Oct. 20, 2022
Common stock issued in public offering, shares	250,000
Common stock issued in public offering	$ 277,500
Fair value of shares and warrants issued	$ 984,477
Amortization of origination shares and warrants discounts						$ 996,879